FAIR VALUE MEASUREMENTS - Estimated Fair Value of Debt (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value | Level 2
Financial Instruments
Fair value of debt	$ 1,905.0	$ 1,963.0	$ 1,945.0